Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (890,561)	₩ (404,654)
Changes in Accounting Policies	(600,954)
Deferred tax expense (income)	(504,288)	(426,039)
Directly charged to (credited from) equity	43,359	(57,544)	₩ 90,623
Business combinations	(224,883)
Others		(2,324)
Ending	(2,177,327)	(890,561)	(404,654)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	67,002	61,911
Changes in Accounting Policies	3,501
Deferred tax expense (income)	26,547	5,091
Business combinations	5,226
Ending	102,276	67,002	61,911
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,467)	(616)
Deferred tax expense (income)	(218)	(1,851)
Business combinations	(28)
Ending	(2,713)	(2,467)	(616)
Available- for-sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	53,781	101,472
Deferred tax expense (income)		8,192
Directly charged to (credited from) equity		(55,883)
Ending		53,781	101,472
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	53,781
Changes in Accounting Policies	(282)
Deferred tax expense (income)	(15,203)
Directly charged to (credited from) equity	41,461
Ending	79,757	53,781
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(937,629)	(476,098)
Deferred tax expense (income)	(642,736)	(461,271)
Directly charged to (credited from) equity	278	(260)
Ending	(1,580,087)	(937,629)	(476,098)
Property equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(235,343)	(253,323)
Deferred tax expense (income)	71,912	17,980
Business combinations	(256,630)
Ending	(420,061)	(235,343)	(253,323)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,312	7,448
Deferred tax expense (income)	(6)	(5,136)
Business combinations	188
Ending	2,494	2,312	7,448
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	38,360	35,505
Deferred tax expense (income)	12,888	1,237
Directly charged to (credited from) equity	10,843	1,618
Business combinations	21,943
Ending	84,034	38,360	35,505
Valuation gain (loss) on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	25,956	28,975
Deferred tax expense (income)	14,682
Directly charged to (credited from) equity	(9,223)	(3,019)
Ending	31,415	25,956	28,975
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	21,931	19,369
Deferred tax expense (income)	17	2,562
Ending	21,948	21,931	19,369
Reserve for research and manpower development [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,387)	(4,775)
Deferred tax expense (income)	2,387	2,388
Ending		(2,387)	(4,775)
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in Accounting Policies	(566,633)
Deferred tax expense (income)	(74,207)
Ending	(640,840)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in Accounting Policies	(37,540)
Deferred tax expense (income)	11,082
Ending	(26,458)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	5,506	38,016
Deferred tax expense (income)	22,627	(30,186)
Business combinations	4,418
Others		(2,324)
Ending	32,551	5,506	38,016
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(962,978)	(442,116)
Changes in Accounting Policies	(600,954)
Deferred tax expense (income)	(570,228)	(460,994)
Directly charged to (credited from) equity	43,359	(57,544)
Business combinations	(224,883)
Others		(2,324)
Ending	(2,315,684)	(962,978)	(442,116)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	72,417
Deferred tax expense (income)	65,940
Ending	138,357	72,417
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	72,417	37,462
Deferred tax expense (income)	50,482	34,955
Ending	122,899	₩ 72,417	₩ 37,462
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax expense (income)	15,458
Ending	₩ 15,458